Income Tax - Statement of Profit or Loss and the Statement of Comprehensive Income (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Profit or Loss and the Statement of Comprehensive Income [Abstract]
Profit from deferred tax recognized in income		$ 51,194	$ 53,744	$ 26,348
Deferred tax income on occasional gains		343	6,467	(81,399)
Effect of the translation of the deferred tax recognized in other comprehensive income	[1]	(141,016)	107,547	(30,731)
Adjustment related current income tax previous periods		(1,777)	311	(9,164)
(Expense) income from derivative financial instruments designated as hedging instruments and others (Other comprehensive income)		(1,188)	7,139	(2,420)
(Expense) income from measurements of defined benefit plans (Other comprehensive income)		(300)	1,510	(925)
Income from hedging net investments in foreign businesses				3,139
Changes in tax rates				(78,382)
Total movement of net deferred tax		$ (92,744)	$ 176,718	$ (173,534)

[1]	Such effect resulting from the translation at the closing rate of deferred tax assets and liabilities of foreign subsidiaries is included in the line item “Exchange difference from translation” in Other comprehensive income (Note 27).